Receivables (Details) - Schedule of Other Receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of other receivables [Abstract]
Institutions	$ 378	$ 212
Grants receivable (see Note 2G)		204
Others	206	137
Total other receivables	$ 584	$ 553